Supplement to the

Fidelity Advisor® Floating Rate High Income Fund December 30, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Acquired fund fees and expenses	0.06%C

Total annual operating expenses	0.72%C

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.66%.

1 year	$ 74

3 years	$ 230

5 years	$ 401

10 years	$ 894

FHI-SUSTK-0324-102 1.9886597.102	March 1, 2024

Supplement to the

Fidelity Advisor® Floating Rate High Income Fund

Class A, Class M, Class C, Class I, and Class Z

December 30, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.69%A,B	0.68%A,B	0.69%A,B	0.68%A,B	0.59%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.01%B	0.01%B	0.01%B	0.01%B	0.01%B

Acquired fund fees and expenses	0.06%C	0.06%C	0.06%C	0.06%C	0.06%C

Total annual operating expenses	1.01%C	1.00%C	1.76%C	0.75%C	0.66%C

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% for Class A, 0.15% for Class M, 0.16% for Class C, 0.15% for Class I, and 0.06% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.95%, 0.94%, 1.70%, 0.69% and 0.60% for Class A, Class M, Class C, Class I and Class Z, respectively.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 375	$ 375	$ 374	$ 374	$ 279	$ 179	$ 77	$ 77	$ 67	$ 67

3 years	$ 588	$ 588	$ 585	$ 585	$ 554	$ 554	$ 240	$ 240	$ 211	$ 211

5 years	$ 818	$ 818	$ 812	$ 812	$ 954	$ 954	$ 417	$ 417	$ 368	$ 368

10 years	$ 1,477	$ 1,477	$ 1,466	$ 1,466	$ 1,875	$ 1,875	$ 930	$ 930	$ 822	$ 822

AFR-SUSTK-0324-105 1.9881396.105	March 1, 2024